Share capital - Rio Tinto Limited (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of share capital - Rio Tinto Limited	Rio Tinto Limited

	2023 Number (million)	2022 Number (million)	2021 Number (million)	2023 US$m	2022 US$m	2021 US$m
Issued and fully paid up share capital
At 1 January	371.21	371.21	371.21	3,330	3,570	3,781
Adjustment on currency translation				47	(240)	(211)
At 31 December	371.21	371.21	371.21	3,377	3,330	3,570
– Special Voting Share(a)	1 only	1 only	1 only
– DLC Dividend Share(a)	1 only	1 only	1 only
Total share capital	371.21	371.21	371.21
(a)The Special Voting Share was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The DLC Dividend Share was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger
Sharing Agreement.